Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016
Changes in unrecognized tax benefits
Balance at the beginning of the period	$ 27,389	$ 21,337
Tax positions related to the current period
Increases	3,094	3,587
Tax positions related to prior periods
Increases	8,923	9,723
Decreases	(2,388)	(3,913)
Settlements	(1,825)	(1,273)
Decreases related to a lapse of applicable statute of limitations	(2,396)	(2,072)
Balance at the end of the period	32,797	27,389
Portion of unrecognized tax benefit including interest and penalties, that if recognized, would impact effective tax rate	20,200	19,500
Interest and penalties expense related to uncertain tax positions recognized in income tax expense	(100)	500
Accrued interest and penalties, associated with unrecognized tax benefits	$ 7,100	$ 2,600